Revenue Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 372,600
Lessor, Operating Lease, Payments to be Received, Two Years	587,100
Lessor, Operating Lease, Payments to be Received, Three Years	447,500
Lessor, Operating Lease, Payments to be Received, Four Years	335,000
Lessor, Operating Lease, Payments to be Received, Five Years	259,300
Property, Plant and Equipment, Net	4,699,797	$ 5,033,130
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	3,100,000
Property, Plant and Equipment, Gross	4,000,000
Accumulated depreciation on vessels and equipment	$ 900,000